Commitments and Contingent Liabilities- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 LegalMatter		Dec. 31, 2012		Dec. 31, 2011	Jan. 18, 2008	Aug. 31, 2007
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year	$ 9,300,000,000
Lending commitment maturing in one to five years	24,600,000,000
Lending commitment maturing over five years	100,000,000
Allowance for lending related commitments	134,000,000		121,000,000
Maximum maturities of prearranged contract for a securities lending transaction (in days)	90 days
Cash collateralization percentage generally required for a securities lending transaction with indemnification against broker default (percent)	102.00%
Securities lending indemnifications, secured amount of collateral	252,000,000,000		253,000,000,000
Securities Lending Indemnifications Joint Venture	60,000,000,000		66,000,000,000
Securities Lending Indemnifications Collateral Joint Venture	64,000,000,000		70,000,000,000
Operating Leases, Rent Expense, Net	335,000,000		313,000,000		350,000,000
Operating Leases, Rent Expense, Minimum Rentals	276,000,000
Other Commitment, Due in Second Year	266,000,000
Operating Leases, Future Minimum Payments, Due in Three Years	241,000,000
Operating Leases, Future Minimum Payments, Due in Four Years	208,000,000
Operating Leases, Future Minimum Payments, Due in Five Years	176,000,000
Operating Leases, Future Minimum Payments, Due Thereafter	733,000,000
Potential exposure of off-balance sheet credit risks	100,000,000
Loss contingency, aggregate range of reasonable loss	730,000,000
Bank filed a proof of claim on Jan. 18, 2008 in the Chapter 11 bankruptcy of Sentinel Management Group, Inc. (Sentinel), seeking to recover approximate amount loaned to Sentinel						312,000,000	312,000,000
Number of Lawsuits Pending Related to Stanford Matter (legal matters)	4
Number of arbitration claims related to Stanford matter	27
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off Balance Sheet Credit Risk	6,721,000,000	[1]	7,167,000,000	[1]
SBLCs collateralized with cash and securities	418,000,000		781,000,000
SBLCs expiring within one year	3,300,000,000
SBLCs expiring within one to five years	3,400,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off Balance Sheet Credit Risk	310,000,000		219,000,000
Securities lending indemnifications
Commitments and Contingencies Disclosure [Line Items]
Off Balance Sheet Credit Risk	$ 244,382,000,000	[2]	$ 245,717,000,000	[2]

[1]	Net of participations totaling $720 million at Dec. 31, 2013 and $1.0 billion at Dec. 31, 2012.
[2]	Excludes the indemnification for securities booked at BNY Mellon beginning in late 2013 resulting from the CIBC Mellon joint venture, which totaled $60 billion at Dec. 31, 2013. The balance at Dec. 31, 2012 excludes $66 billion of securities lending at the CIBC Mellon joint venture.